ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

MDJM LTD (the “Company” or “MDJM”) was incorporated on January 26, 2018 under the laws of the Cayman Islands as an exempted company originally named MDJLEAD LTD. On May 7, 2018, the Company adopted its current name, MDJM LTD. Prior to 2023, the Company, through its subsidiaries and its consolidated variable interest entity (the “VIE”), was primarily engaged in providing comprehensive services throughout the life cycle of residential real estate projects in the People’s Republic of China (the “PRC”). These services included primary real estate agency, consulting, and the training and evaluation for primary agency sales (see Note “Subsequent Events”). Since 2022, the Company has diversified its business into the hospitality industry by purchasing and managing hotel and restaurant businesses in the United Kingdom (the “UK”). In that year, through its UK subsidiaries, the Company acquired two UK real estate properties, among which one is currently undergoing remodeling to be transformed into a hotel with restaurant facilities, and the other was open to the public in March 2023.

The Company, its subsidiaries, and the consolidated VIE are collectively referred to as the “Group.” Where appropriate, the terms “we,” “our,” or “us” also refer to MDJM or the Company and its subsidiaries and the consolidated VIE as a whole.

Ownership and Control Structure

MDJM wholly owns MDJCC Limited (“MDJM Hong Kong”), which was incorporated on February 9, 2018 under the laws of Hong Kong. MDJM Hong Kong holds a 100% ownership interest in Beijing Mingda Jiahe Technology Development Co., Ltd. (“Mingda Beijing”), a limited liability company organized on March 9, 2018 under the laws of the People’s Republic of China (the “PRC”). Mingda Beijing is classified as a wholly foreign-owned enterprise (“WFOE”).

On April 28, 2018, Mingda Beijing entered into a series of contractual arrangements, commonly referred to as a variable interest entity structure, with Tianjin Mingda Jiahe Real Estate Co., Ltd. (“Mingda Tianjin” or the “VIE”). Mingda Tianjin, a limited liability company organized on September 25, 2002 under the laws of the PRC, changed its name to Mingdajiahe (Tianjin) Co., Ltd. on February 2, 2021. Mingda Tianjin conducted MDJM’s primary business operations in China prior to 2023 (see Note “Subsequent Events”).

MDJM wholly owns MD Local Global Limited (“MDJM UK”), which was incorporated in the UK under the Companies Act 2006 as a private company on October 28, 2020. It is registered in England and Wales. MDJM UK holds a 100% ownership interest in Mansions Catering and Hotel Ltd (“Mansions”), formerly known as Mansions Estate Agent Ltd, which was incorporated under the laws of England on June 15, 2021, to engage in hotel management and hospitality services.

At the time of Mansions’ incorporation, MDJM UK held a 51% equity interest, Ocean Tide Wealth Limited, a specialist mortgage broker in the United Kingdom, held 41%, and the remaining 8% was held by Mingzhe Zhang, an individual shareholder. On May 20, 2022, MDJM UK acquired Ocean Tide Wealth Limited’s 41% ownership interest for a consideration of one British pound sterling. On the same date, MDJM UK also acquired Mingzhe Zhang’s 8% ownership interest for a consideration of one British pound sterling. Following these acquisitions, MDJM UK now holds 100% ownership of Mansions.

MDJM wholly owns Fernie Castile Culture Limited (“FCC”), which was incorporated in the UK on August 22, 2023. FCC is expected to engage in the management and development of the “Fernie” brand, including related products and services. Since its incorporation, FCC has not conducted significant business activities and has not generated any revenue.

MD Lokal Global GmbH (“MD German”) is a wholly owned subsidiary of MDJM, incorporated on February 16, 2022, under the laws of Germany. Since its establishment, MD German has not conducted significant business activities and has not generated any revenue.

Mingda Jiahe Development Investment Co., Ltd. (“MD Japan”) is a wholly owned subsidiary of MDJM, incorporated on January 14, 2022, under the laws of Japan. Since its establishment, MD Japan has not conducted significant business activities and has not generated any revenue.

VIE Arrangements

PRC regulations prohibit or restrict foreign ownership of companies that provide services in certain industries. To comply with these regulations, on April 28, 2018, Mingda Beijing entered into a series of contractual arrangements with Mingda Tianjin and shareholders of Mingda Tianjin (collectively, the “VIE Agreements”). Due to PRC legal restrictions on foreign ownership in the real estate sector, neither the Company nor its subsidiaries owned any equity interest in Mingda Tianjin. Instead, for accounting purposes, the Company controlled and received the economic benefits of Mingda Tianjin’s business operation through the VIE Agreements, which enabled the Company to consolidate the financial results of the VIE and its subsidiaries in the Company’s consolidated financial statements under the generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Agreements that Transfer Economic Benefits of Mingda Tianjin

On April 28, 2018, Mingda Beijing entered into an “Exclusive Business Cooperation Agreement” (the “Business Agreement”) with Mingda Tianjin. Pursuant to the Business Agreement, Mingda Beijing would provide a series of consulting and technical support services to Mingda Tianjin and was entitled to receive 100% of Mingda Tianjin’s net income after deduction of required PRC statutory surplus reserve as a service fee. The service fee was paid annually or at any such time agreed by Mingda Beijing and Mingda Tianjin. The term of this Business Agreement was valid for 10 years upon execution of the agreement and may be extended or terminated prior to the expiration date at the will of Mingda Beijing. Unless expressly provided by the Business Agreement, without prior written consent of Mingda Beijing Mingda Tianjin may not engage any third party to provide the services offered by Mingda Beijing under the agreement.

Agreements that Enable the Company to Control and Receive the Economic Benefits of Mingda Tianjin’s Business Operation for Accounting Purposes

On April 28, 2018, each of the shareholders of Mingda Tianjin entered into an “Exclusive Option Agreement” (collectively, the “Option Agreements”) with Mingda Beijing. Pursuant to the Option Agreements, each of the shareholders of Mingda Tianjin granted an irrevocable and unconditional option to Mingda Beijing or its designees to acquire all or part of such shareholder’s equity interests in Mingda Tianjin at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in Mingda Tianjin would be equal to the registered capital of Mingda Tianjin, and if PRC law required the consideration to be greater than the registered capital, the consideration would be the minimum amount as permitted by PRC law. The Option Agreements were valid for 10 years upon execution of the agreements and may be extended prior to the expiration date at will by Mingda Beijing.

On April 28, 2018, each of the shareholders of Mingda Tianjin also entered into a “Share Pledge Agreement” (collectively, the “Pledge Agreements”) with Mingda Beijing. Pursuant to the Pledge Agreements, the shareholders pledged their respective equity interests in Mingda Tianjin to guarantee the performance of the obligations of the VIE. Mingda Beijing, as pledgee, would be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the Pledge Agreements, each of the shareholders of Mingda Tianjin could not transfer, sell, pledge, dispose of, or otherwise create any new encumbrance on their respective equity interests in Mingda Tianjin without the prior written consent of Mingda Beijing. The equity pledge right would expire when the exclusive business cooperation between Mingda Beijing and Mingda Tianjin was terminated, and all service fees were paid. The equity pledges of Mingda Tianjin had been registered with the relevant local branch of the State Administration for Industry and Commerce.

The Company, through its subsidiaries and the VIE Agreements, had (1) the power to direct the activities of the VIE that most significantly affected the entity’s economic performance and (2) the right to receive benefits from the VIE. Accordingly, the Company was the primary beneficiary of the VIE and had consolidated the financial results of the VIE.

Termination of VIE Agreement

On March 1, 2025, Mingda Beijing entered into agreements of termination (the “Termination Agreements”) with the VIE and the shareholders of the VIE to terminate the VIE Agreements. Consequently, Mingda Beijing ceased providing business support and related consulting services to Mingda Tianjin and is no longer recognized as a beneficial owner of Mingda Tianjin (see Note “Subsequent Events”).